INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                    (Herein called Investors Life)
                      INA/PUTNAM SEPARATE ACCOUNT
                         FINANCIAL STATEMENTS
                            June 30, 1997
                             (Unaudited)

This report is submitted for the general information of owners of Investors Life Insurance Company of North America INA/Putnam Separate Account variable annuity contracts. The Separate Account does not accept new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such contracts.

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
COMBINED BALANCE SHEET
June 30, 1997


  ASSETS


Investments at Market Value (Notes 1 and 2):

PUTNAM DIVISIONS

Money Market (formerly Daily Dividend Trust)

  455,942 qualified shares               (cost $455,942)            $455,942
1,445,669 non-qualified shares           (cost $1,445,669)         1,455,669

High Yield Trust

   24,627 qualified shares               (cost $393,679)             312,269
  169,821 non-qualified shares           (cost $2,787,588)         2,153,326

Equity Income Fund

    9,165 qualified shares               (cost $65,226)              137,477
   43,199 non-qualified shares           (cost $493,668)             647,987

Investors Trust

   81,416 qualified shares               (cost $820,616)             892,315
   95,726 non-qualified shares           (cost $898,801)           1,049,160

Income Fund

   39,457 qualified shares               (cost $255,516)             275,807
   45,595 non-qualified shares           (cost $238,138)             318,710


PCM DIVISIONS

Money Market Division

8,196,848 non-qualified shares           (cost $8,196,848)         8,196,848

Growth and Income Division

  162,415 non-qualified shares           (cost $3,010,053)         4,289,387

Income Division

  147,543 non-qualified shares           (cost $1,925,973)         1,873,798

Total Assets                                                     $22,048,695

The accompanying notes are an integral part of these financial statements


CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):


PUTNAM DIVISIONS

Money Market (formerly Daily Dividend Trust)

  159,129 qualified accumulation         ($2.8652356 per unit)      $455,942
          units outstanding
  499,390 non-qualified accumulation     ($2.8948707 per unit)     1,445,669
          units outstanding

High Yield Trust

   49,597 qualified accumulation         ($6.2961296 per unit)       312,269
          units outstanding
  358,395 non-qualified accumulation     ($6.0082476 per unit)     2,153,326
          units outstanding

Equity Income Fund
   21,955 qualified accumulation         ($6.2617592 per unit)       137,477
          units outstanding
  102,625 non-qualified accumulation     ($6.3141265 per unit)       647,987
          units outstanding

Investors Trust

   95,143 qualified accumulation         ($9.3786711 per unit)       892,315
          units outstanding
  121,664 non-qualified accumulation     ($8.6234220 per unit)     1,049,160
          units outstanding

Income Fund

   51,397 qualified accumulation         ($5.3662090 per unit)       275,807
          units outstanding
   62,003 non-qualified accumulation     ($5.1402337 per unit)       318,710
          units outstanding

PCM DIVISIONS

Money Market Division

3,433,748 non-qualified accumulation     ($2.3871430 per unit)     8,196,848
          units outstanding

Growth and Income Division

  675,014 non-qualified accumulation     ($6.3545163 per unit)     4,289,387
          units outstanding

Income Division

  577,719 non-qualified accumulation     ($3.2434411 per unit)     1,873,798
          units outstanding

Contract Owners' Equity                                          $22,048,695

The accompanying notes are an integral part of these financial statements


INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
INDIVIDUAL STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997

 PUTNAM DIVISIONS

                                         Money                Money
                                         Market               Market
                                         Qualified            Non-Qualified
                                         (formerly Daily      (formerly Daily
                                         Dividend Trust)      Dividend Trust)
Investment Income:
Dividends                                          $11,811           $36,063

Expenses:
Mortality risk and expense                           2,211             6,751
fees guarantees (Notes 1 and 3)

Investment income - net                              9,600            29,312


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                  0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                        40,893            90,750
Cost of shares sold                                 40,893            90,750

Net realized gain (loss) on investments                  0                 0

Net unrealized gain (loss) on investments                0                 0

Net realized and unrealized gain (loss)                  0                 0
on investments

Net Increase (Decrease) in Net Assets               $9,600           $29,312
from Investment Operations




                                         High Yield           High Yield
                                         Trust                Trust
                                         Qualified            Non-Qualified

Investment Income:
Dividends                                          $13,537           $93,111

Expenses:
Mortality risk and expense                           1,422             9,788
fees guarantees (Notes 1 and 3)

Investment income - net                             12,115            83,323


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                  0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                         4,212            59,865
Cost of shares sold                                  4,209            59,398

Net realized gain (loss) on investments                  3               467

Net unrealized gain (loss) on investments            4,197            28,557

Net realized and unrealized gain (loss)              4,200            29,024
on investments

Net Increase (Decrease) in Net Assets              $16,315          $112,347
from Investment Operations




                                         Equity               Equity
                                         Income               Income
                                         Qualified            Non-Qualified

Investment Income:
Dividends                                           $1,282            $6,017

Expenses:
Mortality risk and expense                             605             2,823
fees guarantees (Notes 1 and 3)

Investment income - net                                677             3,194


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                  0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                         3,113             2,823
Cost of shares sold                                  3,007             2,746

Net realized gain (loss) on investments                106                77

Net unrealized gain (loss) on investments           17,206            80,802

Net realized and unrealized gain (loss)             17,312            80,879
on investments

Net Increase (Decrease) in Net Assets              $17,989           $84,073
from Investment Operations




                                         Investors            Investors
                                         Trust                Trust
                                         Qualified            Non-Qualified

Investment Income:
Dividends                                               $0                $0

Expenses:
Mortality risk and expense                           3,877             4,652
fees guarantees (Notes 1 and 3)

Investment income - net                             (3,877)           (4,652)


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                  0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                         8,789           183,576
Cost of shares sold                                  8,125           157,122

Net realized gain (loss) on investments                664            26,454

Net unrealized gain (loss) on investments          142,472           150,771

Net realized and unrealized gain (loss)            143,136           177,225
on investments

Net Increase (Decrease) in Net Assets             $139,259          $172,573
from Investment Operations





                                         Income               Income
                                         Fund                 Fund
                                         Qualified            Non-Qualified
Investment Income:
Dividends                                           $8,625           $10,241

Expenses:
Mortality risk and expense                           1,269             1,509
fees guarantees (Notes 1 and 3)

Investment income - net                              7,356             8,732


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                  0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                         1,338            16,445
Cost of shares sold                                  1,346            15,707

Net realized gain (loss) on investments                 (8)              738

Net unrealized gain (loss) on investments             (736)           (1,761)

Net realized and unrealized gain (loss)               (744)           (1,023)
on investments

Net Increase (Decrease) in Net Assets               $6,612            $7,709
from Investment Operations


PCM DIVISIONS

                                         Money
                                         Market
                                         Non-Qualified

Investment Income:
Dividends                                         $206,576

Expenses:
Mortality risk and expense                          38,839
fees guarantees (Notes 1 and 3)

Investment income - net                            167,737


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                  0

Net realized gain (loss) on investments:
Proceeds from sale of shares                       414,961
Cost of shares sold                                414,961

Net realized gain (loss) on investments                  0

Net unrealized gain (loss) on investments                0

Net realized and unrealized gain (loss)                  0
on investments

Net Increase (Decrease) in Net Assets             $167,737
from Investment Operations




                                         Growth &
                                         Income
                                         Non-Qualified

Investment Income:
Dividends                                         $117,111

Expenses:
Mortality risk and expense                          18,320
fees guarantees (Notes 1 and 3)

Investment income - net                             98,791


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions            156,196

Net realized gain (loss) on investments:
Proceeds from sale of shares                       113,197
Cost of shares sold                                107,936

Net realized gain (loss) on investments              5,261

Net unrealized gain (loss) on investments          298,388

Net realized and unrealized gain (loss)            459,845
on investments

Net Increase (Decrease) in Net Assets             $558,636
from Investment Operations





                                         Income
                                         Non-Qualified

Investment Income:
Dividends                                         $121,496

Expenses:
Mortality risk and expense                           9,184
fees guarantees (Notes 1 and 3)

Investment income - net                            112,312


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                  0

Net realized gain (loss) on investments:
Proceeds from sale of shares                       189,479
Cost of shares sold                                177,285

Net realized gain (loss) on investments             12,194

Net unrealized gain (loss) on investments          (81,328)

Net realized and unrealized gain (loss)            (69,134)
on investments

Net Increase (Decrease) in Net Assets              $43,178
from Investment Operations

The accompanying notes are an integral part of these financial statements



INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
SIX MONTHS ENDED JUNE 30, 1997

PUTNAM DIVISIONS


                                         Money                Money
                                         Market               Market
                                         Qualified            Non-Qualified
                                         (formerly Daily      (formerly Daily
                                         Dividend Trust)      Dividend Trust)
Investment Operations:
Investment income-net                               $9,600           $29,312
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments                  0                 0
Net unrealized gain (loss) on investments                0                 0

Net increase (decrease) in net                       9,600            29,312
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers              (38,403)          (80,843)
out (Note 3)
Benefit payments to annuitants                        (280)           (3,155)

Net Increase (Decrease) from accumulation          (38,683)          (83,998)
unit transactions
Net Increase (Decrease) in Net Assets              (29,083)          (54,686)
Net Assets:
Net assets at December 31, 1996                   $485,025        $1,500,355

Net assets at June 30, 1997                       $455,942        $1,445,669


                                         High Yield           High Yield
                                         Trust                Trust
                                         Qualified            Non-Qualified


Investment Operations:
Investment income-net                              $12,115           $83,323
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments                  3               467
Net unrealized gain (loss) on investments            4,197            28,557

Net increase (decrease) in net                      16,315           112,347
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers                  (86)          (48,452)
out (Note 3)
Benefit payments to annuitants                      (2,706)           (1,625)

Net Increase (Decrease) from accumulation           (2,792)          (50,077)
unit transactions
Net Increase (Decrease) in Net Assets               13,523            62,270
Net Assets:
Net assets at December 31, 1996                   $298,746        $2,091,056

Net assets at June 30, 1997                       $312,269        $2,153,326



                                         Equity               Equity
                                         Income               Income
                                         Qualified            Non-Qualified

Investment Operations:
Investment income-net                                 $677            $3,194
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments                106                77
Net unrealized gain (loss) on investments           17,206            80,802

Net increase (decrease) in net                      17,989            84,073
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers                  (37)                0
out (Note 3)
Benefit payments to annuitants                      (2,471)                0

Net Increase (Decrease) from accumulation           (2,508)                0
unit transactions
Net Increase (Decrease) in Net Assets               15,481            84,073
Net Assets:
Net assets at December 31, 1996                   $121,996          $563,914

Net assets at June 30, 1997                       $137,477          $647,987



                                         Investors            Investors
                                         Trust                Trust
                                         Qualified            Non-Qualified

Investment Operations:
Investment income-net                              ($3,877)          ($4,652)
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments                664            26,454
Net unrealized gain (loss) on investments          142,472           150,771

Net increase (decrease) in net                     139,259           172,573
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers                 (123)         (176,793)
out (Note 3)
Benefit payments to annuitants                      (4,790)           (2,131)

Net Increase (Decrease) from accumulation           (4,913)         (178,924)
unit transactions
Net Increase (Decrease) in Net Assets              134,346            (6,351)
Net Assets:
Net assets at December 31, 1996                   $757,969        $1,055,511

Net assets at June 30, 1997                       $892,315        $1,049,160


                                         Income               Income
                                         Fund                 Fund
                                         Qualified            Non-Qualified

Investment Operations:
Investment income-net                               $7,356            $8,732
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments                 (8)              738
Net unrealized gain (loss) on investments             (736)           (1,761)

Net increase (decrease) in net                       6,612             7,709
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers                  (70)           (2,024)
out (Note 3)
Benefit payments to annuitants                           0           (12,912)

Net Increase (Decrease) from accumulation              (70)          (14,936)
unit transactions
Net Increase (Decrease) in Net Assets                6,542            (7,227)
Net Assets:
Net assets at December 31, 1996                   $269,265          $325,937

Net assets at June 30, 1997                       $275,807          $318,710


PCM DIVISIONS


                                         Money
                                         Market
                                         Non-Qualified

Investment Operations:
Investment income-net                             $167,737
Realized capital gain distributions                      0
Net realized gain (loss) on investments                  0
Net unrealized gain (loss) on investments                0

Net increase (decrease) in net                     167,737
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                        417
transfers in (Note 3)
Net contract surrenders and transfers             (341,331)
out (Note 3)
Benefit payments to annuitants                     (35,206)

Net Increase (Decrease) from accumulation         (376,120)
unit transactions
Net Increase (Decrease) in Net Assets             (208,383)
Net Assets:
Net assets at December 31, 1996                 $8,405,231

Net assets at June 30, 1997                     $8,196,848


                                         Growth &
                                         Income
                                         Non-Qualified

Investment Operations:
Investment income-net                              $98,791
Realized capital gain distributions                156,196
Net realized gain (loss) on investments              5,261
Net unrealized gain (loss) on investments          298,388

Net increase (decrease) in net                     558,636
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                    231,547
transfers in (Note 3)
Net contract surrenders and transfers             (107,313)
out (Note 3)
Benefit payments to annuitants                      (5,254)

Net Increase (Decrease) from accumulation          118,980
unit transactions
Net Increase (Decrease) in Net Assets              677,616
Net Assets:
Net assets at December 31, 1996                 $3,611,771

Net assets at June 30, 1997                     $4,289,387


                                         Income
                                         Non-Qualified

Investment Operations:
Investment income-net                             $112,312
Realized capital gain distributions                      0
Net realized gain (loss) on investments             12,194
Net unrealized gain (loss) on investments          (81,328)

Net increase (decrease) in net                      43,178
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0
transfers in (Note 3)
Net contract surrenders and transfers             (171,363)
out (Note 3)
Benefit payments to annuitants                      (8,931)

Net Increase (Decrease) from accumulation         (180,294)
unit transactions
Net Increase (Decrease) in Net Assets             (137,116)
Net Assets:
Net assets at December 31, 1996                 $2,010,914

Net assets at June 30, 1997                     $1,873,798


The accompanying notes are an integral part of these financial statements




INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
INA/PUTNAM SEPARATE ACCOUNT
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
SIX MONTHS ENDED JUNE 30, 1996


PUTNAM DIVISIONS


                                         Money                Money
                                         Market               Market
                                         Qualified            Non-Qualified
                                         (formerly Daily      (formerly Daily
                                         Dividend Trust)      Dividend Trust)

Investment Operations:
Investment income-net                              $12,471           $33,147
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments                  0                 0
Net unrealized gain (loss) on investments                0                 0

Net increase (decrease) in net                      12,471            33,147
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers              (89,260)         (161,425)
out (Note 3)
Benefit payments to annuitants                        (927)           (3,158)

Net Increase (Decrease) from accumulation          (90,187)         (164,583)
unit transactions
Net Increase (Decrease) in Net Assets              (77,716)         (131,436)
Net Assets:
Net assets at December 31, 1995                   $657,207        $1,680,838

Net assets at June 30, 1996                       $579,491        $1,549,402


                                         High Yield           High Yield
                                         Trust                Trust
                                         Qualified            Non-Qualified


Investment Operations:
Investment income-net                              $12,805           $94,711
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments                 20           (13,506)
Net unrealized gain (loss) on investments           (2,892)           (7,397)

Net increase (decrease) in net                       9,933            73,808
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers                 (687)         (298,537)
out (Note 3)
Benefit payments to annuitants                      (2,645)           (1,582)

Net Increase (Decrease) from accumulation           (3,332)         (300,119)
unit transactions
Net Increase (Decrease) in Net Assets                6,601          (226,311)
Net Assets:
Net assets at December 31, 1995                   $289,586        $2,227,943

Net assets at June 30, 1996                       $296,187        $2,001,632



                                         Equity               Equity
                                         Income               Income
                                         Qualified            Non-Qualified

Investment Operations:
Investment income-net                               $1,058            $4,581
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments                 81           (14,165)
Net unrealized gain (loss) on investments            8,798            55,799

Net increase (decrease) in net                       9,937            46,215
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers                 (708)          (75,639)
out (Note 3)
Benefit payments to annuitants                      (2,118)                0

Net Increase (Decrease) from accumulation           (2,826)          (75,639)
unit transactions
Net Increase (Decrease) in Net Assets                7,111           (29,424)
Net Assets:
Net assets at December 31, 1995                   $114,119          $547,880

Net assets at June 30, 1996                       $121,230          $518,456



                                         Investors            Investors
                                         Trust                Trust
                                         Qualified            Non-Qualified

Investment Operations:
Investment income-net                              ($3,332)          ($4,489)
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments                587             1,165
Net unrealized gain (loss) on investments           70,049            93,831

Net increase (decrease) in net                      67,304            90,507
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers               (1,900)          (12,067)
out (Note 3)
Benefit payments to annuitants                      (4,155)           (1,899)

Net Increase (Decrease) from accumulation           (6,055)          (13,966)
unit transactions
Net Increase (Decrease) in Net Assets               61,249            76,541
Net Assets:
Net assets at December 31, 1995                   $671,668          $905,154

Net assets at June 30, 1996                       $732,917          $981,695


                                         Income               Income
                                         Fund                 Fund
                                         Qualified            Non-Qualified

Investment Operations:
Investment income-net                               $7,459            $9,991
Realized capital gain distributions                      0                 0
Net realized gain (loss) on investments                184                 3
Net unrealized gain (loss) on investments          (15,095)          (19,907)

Net increase (decrease) in net                      (7,452)           (9,913)
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                          0                 0
transfers in (Note 3)
Net contract surrenders and transfers              (14,927)              (25)
out (Note 3)
Benefit payments to annuitants                           0            (1,206)

Net Increase (Decrease) from accumulation          (14,927)           (1,231)
unit transactions
Net Increase (Decrease) in Net Assets              (22,379)          (11,144)
Net Assets:
Net assets at December 31, 1995                   $276,446          $357,384

Net assets at June 30, 1996                       $254,067          $346,240





CIGNA DIVISIONS                          Money
                                         Market
                                         Non-Qualified

Investment Operations:
Investment income-net                             $179,365
Realized capital gain distributions                      0
Net realized gain (loss) on investments                  0
Net unrealized gain (loss) on investments                0

Net increase (decrease) in net                     179,365
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                     19,116
transfers in (Note 3)
Net contract surrenders and transfers           (1,020,616)
out (Note 3)
Benefit payments to annuitants                     (16,678)

Net Increase (Decrease) from accumulation       (1,018,178)
unit transactions
Net Increase (Decrease) in Net Assets             (838,813)
Net Assets:
Net assets at December 31, 1995                 $9,457,268

Net assets at June 30, 1996                     $8,618,455



                                         Equity
                                         Non-Qualified

Investment Operations:
Investment income-net                             $113,581
Realized capital gain distributions                      0
Net realized gain (loss) on investments              4,265
Net unrealized gain (loss) on investments          127,838

Net increase (decrease) in net                     245,684
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                    276,289
transfers in (Note 3)
Net contract surrenders and transfers              (92,928)
out (Note 3)
Benefit payments to annuitants                      (4,538)

Net Increase (Decrease) from accumulation          178,823
unit transactions
Net Increase (Decrease) in Net Assets              424,507
Net Assets:
Net assets at December 31, 1995                 $2,889,462

Net assets at June 30, 1996                     $3,313,969


                                         Income
                                         Non-Qualified

Investment Operations:
Investment income-net                             $116,472
Realized capital gain distributions                      0
Net realized gain (loss) on investments               (677)
Net unrealized gain (loss) on investments         (190,341)

Net increase (decrease) in net                     (74,546)
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                     54,788
transfers in (Note 3)
Net contract surrenders and transfers             (111,131)
out (Note 3)
Benefit payments to annuitants                      (9,055)

Net Increase (Decrease) from accumulation          (65,398)
unit transactions
Net Increase (Decrease) in Net Assets             (139,944)
Net Assets:
Net assets at December 31, 1995                 $2,134,857

Net assets at June 30, 1996                     $1,994,913




The accompanying notes are an integral part of these financial statements

             INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA

                        INA/PUTNAM SEPARATE ACCOUNT

                       NOTES TO FINANCIAL STATEMENTS
                               June 30, 1997



Note 1. Organization

Investors Life Insurance Company of North America - INA/Putnam Separate Account (the "Separate Account"), a separate account of Investors Life Insurance Company of North America ("Investors Life"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account currently has five specific Putnam Divisions which correspond to five Putnam mutual funds (the "Putnam Funds") and three Putnam VT Divisions which correspond to three portfolios of the Putnam Variable Trust (formerly the Putnam Capital Manager Trust") (and, collectively, the "Funds"). Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Income Fund, Inc., Putnam High Yield Trust, Putnam Equity Income Fund (formerly Putnam Strategic Income Trust), Putnam Money Market Fund (which was known as the Putnam Daily Dividend Trust prior to a name change which was effective September 1, 1994) and Putnam Investors Fund, Inc. (the "Putnam Divisions"). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (see Note 5), can be invested in up to three of the following portfolios of Putnam Variable Trust: Putnam VT Money Market Fund, Putnam VT U.S. Government and High Quality Bond Fund and Putnam VT Growth and Income Fund (the "Putnam VT Divisions"). The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund, or Putnam VT Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on Separate Account assets (see
Note 3) and the administrative charge deductions.

Note 2. Significant Accounting Policies

Following is a summary of the significant accounting policies of the Separate Account:

(a) the market value of investments is based on closing bid prices (net asset value) at June 30, 1997; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.

Note 3. Contract Owner Transactions

Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of Putnam Variable Trust serves as the underlying investment vehicle (see Note 5). The amount of all transfers for the six-month period ended June 30, 1997 was $231,964. Payments for the six-month period ended June 30, 1997 were $728,676 with respect to contract surrender benefits and $79,462 with respect to annuity benefits. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Internal Revenue Code so warrant.

Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, or where the contract owner may initially allocate, and subsequently reallocate the contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate
Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code
Sections 403(a), 403(b) or 408(b).

As a result, Investors Life suspended new contract sales utilizing the Putnam Division. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October, 1985, the CIGNA Annuity Fund, Inc. was reorganized as the CIGNA Annuity Funds Group, pursuant to a plan of reorganization approved by shareholders of the Fund. Contract owners who transfer their Putnam Division contract values to the CIGNA Division cannot later reverse the transfer back to any of the Putnam Division.

As of April 18, 1995, shares of the Putnam Variable Trust were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. Investors Life obtained an order from the U.S. Securities and Exchange Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of shares of certain portfolios of Putnam Variable Trust as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life's exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of Putnam Variable Trust.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.


 Note 7.  Accumulation Unit Transactions

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the six months ended
June 30, 1997 and units outstanding at June 30, 1997 were as follows:


PUTNAM DIVISIONS

                                               Money              Money
                                              Market              Market
                                             Qualified        Non-Qualified
                                          (formerly Daily    (formerly Daily
                                          Dividend Trust)    Dividend Trust)

Units outstanding at December 31, 1996            172,761            528,939

Units purchased and transfers in                        0                  0

Benefits, surrenders and transfers out            (13,632)           (29,549)

Units outstanding at June 30, 1997                159,129            499,390




                                            High Yield          High Yield
                                               Trust              Trust
                                             Qualified        Non-Qualified

Units outstanding at December 31, 1996             50,055            367,144

Units purchased and transfers in                        0                  0

Benefits, surrenders and transfers out               (458)            (8,749)

Units outstanding at June 30, 1997                 49,597            358,395



                                              Equity              Equity
                                              Income              Income
                                             Qualified        Non-Qualified

Units outstanding at December 31, 1996             22,389            102,625

Units purchased and transfers in                        0                  0

Benefits, surrenders and transfers out               (434)                 0

Units outstanding at June 30, 1997                 21,955            102,625


                                             Investors          Investors
                                               Trust              Trust
                                             Qualified        Non-Qualified

Units outstanding at December 31, 1996             95,730            144,982

Units purchased and transfers in                        0                  0

Benefits, surrenders and transfers out               (587)           (23,318)

Units outstanding at June 30, 1997                 95,143            121,664



                                              Income              Income
                                               Fund                Fund
                                             Qualified        Non-Qualified

Units outstanding at December 31, 1996             51,410             64,939

Units purchased and transfers in                        0                  0

Benefits, surrenders and transfers out                (13)            (2,936)

Units outstanding at June 30, 1997                 51,397             62,003


PCM DIVISIONS


                                               Money
                                              Market
                                           Non-Qualified

Units outstanding at December 31, 1996          3,593,092

Units purchased and transfers in                      178

Benefits, surrenders and transfers out           (159,522)

Units outstanding at June 30, 1997              3,433,748


                                         Growth &
                                          Income
                                         Non-Qualified

Units outstanding at December 31, 1996            655,172

Units purchased and transfers in                   39,402

Benefits, surrenders and transfers out            (19,560)

Units outstanding at June 30, 1997                675,014


                                         Income
                                         Non-Qualified

Units outstanding at December 31, 1996            634,438

Units purchased and transfers in                        0

Benefits, surrenders and transfers out            (56,719)

Units outstanding at June 30, 1997                577,719





The accumulation units for eleven of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 1997 the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:



                                         Accumulation        Aggregate
                                         Units               Value

Money Market Qualified (formerly Daily Di           1,956             $5,604
Money Market Non-Qualified                         26,244            $75,973
(formerly Daily Dividend Trust)
High Yield Trust Qualified                          8,498            $53,504
High Yield Trust Non-Qualified                      6,212            $37,324
Equity Income Fund Qualified                       10,262            $64,258
Investors Trust Qualified                          11,719           $109,909
Investors Trust Non-Qualified                       4,745            $40,918
Income Fund Non-Qualified                           2,679            $13,771
Money Market Non-Qualified                        172,293           $411,288
Growth & Income Non-Qualified                      19,229           $122,191
Income Non-Qualified                               71,985           $233,479



                                         Monthly             Annuity
                                         Annuity Units       Unit Value

Money Market Qualified (formerly Daily Di              74          1.3787333
Money Market Non-Qualified                            561          1.1127899
(formerly Daily Dividend Trust)
High Yield Trust Qualified                            319          3.5220422
High Yield Trust Non-Qualified                        148          3.4725425
Equity Income Fund Qualified                          180          2.5969943
Investors Trust Qualified                             320          3.8906291
Investors Trust Non-Qualified                         217          2.2283753
Income Fund Non-Qualified                             103          3.1162715
Money Market Non-Qualified                          3,149          1.2852985
Growth & Income Non-Qualified                         402          2.6900033
Income Non-Qualified                                1,054          1.7090219